Consolidated Statements of Operations - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Revenues
Policy charges and fee income		$ 410	$ 438	$ 506	$ 741
Premiums		31	24	109	35
Net investment income		498	534	778	816
Net realized capital losses		(20)	(242)	(10)	(74)
Amortization of deferred gains		0	26	33	53
Total revenues		919	780	1,416	1,571
Benefits, losses and expenses
Benefits and losses		285	375	637	626
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")		90	(43)	79	50
Insurance operating costs and other expenses		208	228	294	364
Other intangible asset amortization		3	3	6	6
Dividends to policyholders		2	1	3	60
Total benefits, losses and expenses		588	564	1,019	1,106
Income before income taxes		331	216	397	465
Provision for income taxes	$ 51	51	30	38	66
Net income	$ 280	$ 280	$ 186	$ 359	$ 399